INCOME TAXES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023
Deferred tax assets:
Net operating loss	$ (5,500)	$ (4,131)
Deferred tax asset (unrecognized)	3,951	1,500
Deferred tax asset	(1,549)	(2,631)
Deferred tax liabilities:
In-process research and development	1,549	13,195
Deferred tax liability	1,549	13,195
Net deferred tax liability		$ 10,564